SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Feb. 10, 2021	Jan. 19, 2021	May 31, 2021
Line of credit			$ 1,500,000
Loan forgiveness	$ 190,300
Revolving Credit Facility [Member]
Description of line of credit bears interest		The line of credit bears interest at a rate equal to the Wall Street Journal Prime Rate plus 0.50%, subject to a floor of 4.00%.
Revolving Credit Facility [Member] | Equipment [Member]
Line of credit		$ 5,000,000
Unused fee		0.25%
Revolving Credit Facility [Member] | Inventory [Member]
Line of credit		$ 1,500,000
Unused fee		0.25%